Short-Term Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Investments Disclosure [Abstract]
Summary of Short Term Investments
The following table summarizes the Company’s short-term investments as of September 30, 2023 and December 31, 2022:

As of September 30, 2023	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(in thousands)
Commercial paper	$3,965	$—	$(2)	$3,963
US Treasury securities	55,268	6	(7)	55,267
Corporate debt securities	14,990	—	(33)	14,957

Total	$74,223	$6	$(42)	$74,187

As of December 31, 2022	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(in thousands)
Commercial paper	$57,138	$—	$—	$57,138
US Treasury securities	65,160	—	(335)	64,825
Corporate debt securities	19,146	—	(69)	19,077

Total	$141,444	$—	$(404)	$141,040

The following table summarizes the Company’s short-term investments as of December 31, 2022 and December 31, 2021:

As of December 31, 2022	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(in thousands)
Commercial paper	$57,138	$—	$—	$57,138
US Treasury securities	65,160	—	(335)	64,825
Corporate debt securities	19,146	—	(69)	19,077

Total	$141,444	$—	$(404)	$141,040

As of December 31, 2021	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(in thousands)
Commercial paper	$27,992	$—	$—	$27,992
Corporate debt securities	19,506	—	(7)	19,499

Total	$47,498	$—	$(7)	$47,491